Changes in Capital Accounts, Tender Offer for Exchange of Shares (Details) $ / shares in Units, $ in Thousands				10 Months Ended	12 Months Ended
	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) shares	Dec. 15, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares Class shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 12, 2022 $ / shares	Nov. 30, 2022 $ / shares	Jun. 01, 2022 $ / shares
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares						271,078
Common stock, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01				$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares			188,974
Payment of dividends on preferred shares					$ 941
Repayment of related party loan	$ 70				$ 70	$ 0	$ 0
Preferred stock, shares authorized (in shares) | shares					25,000,000	25,000,000
Deemed dividend on Series B preferred stock upon exchange of common stock					$ 9,271	$ 0	0
Deemed dividend on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party					6,944	0	0
Deemed dividend to aggregate measurement of down round feature					$ 5,930	$ 0	$ 0
Mango [Member] | Unsecured Credit Facility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Interest rate					9.00%
Series B Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares		657,396
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares						4.2
Dividend rate percentage					4.00%	4.00%
Number of trading days used to calculate volume-weighted average price of common stock					10 days
Conversion price per share (in dollars per share) | $ / shares						$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares						25
Preferred stock, redemption period					15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares						$ 25
Shares issued (in shares) | shares			793,657
Aggregate liquidation preference			$ 19,841
Payment of dividends on preferred shares					$ 530
Accrued dividends payable					$ 7
Preferred stock, cash conversion price		$ 4,930
Preferred stock, shares authorized (in shares) | shares					1,200,000
Deemed dividend on Series B preferred stock upon exchange of common stock					$ 9,271
Deemed dividend per share on Series B preferred stock upon exchange of common stock (in dollars per share) | $ / shares					$ 11.68
Series B Preferred Stock [Member] | Cost of Equity [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					0.1107
Series B Preferred Stock [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					0.77
Series B Preferred Stock [Member] | Risk Free Rate [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					0.0166
Series B Preferred Stock [Member] | Treasury Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					5 years
Series B Preferred Stock [Member] | Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input | $ / shares					3.09
Series B Preferred Stock [Member] | Level 1 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of common shares exchanged					$ 8,759
Series B Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of preferred stock			$ 18,030
Series B Preferred Stock [Member] | Mango [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Payment of dividends on preferred shares				$ 411	$ 411
Dividends paid per share (in dollars per share) | $ / shares					$ 0.875
Common stock, shares exchanged (in shares) | shares		657,396
Preferred stock, cash conversion price		$ 4,930
Fair value of common shares exchanged					$ 14,935
Series B Preferred Stock [Member] | Aliki Paliou [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares			657,396
Series B Preferred Stock [Member] | Andreas Michalopoulos [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares			28,171
Series C Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01
Dividend rate percentage					5.00%
Number of trading days used to calculate volume-weighted average price of common stock					10 days
Conversion price per share (in dollars per share) | $ / shares					$ 0.5			$ 3.51
Number of shares issued upon conversion (in shares) | shares						2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares		$ 25			$ 25
Preferred stock, redemption period					15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares					$ 25
Preferred stock, shares authorized (in shares) | shares		1,587,314			1,587,314
Multiplier used to determine number of votes					10
Number of voting classes | Class					1
Period after date of original issuance that shares can be converted to common shares					6 months
Maximum percentage of authorized preferred shares outstanding for mandatory conversion					25.00%
Percentage of common stock conversion price					130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock					25.00%
Deemed dividend on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party					$ 6,944
Deemed dividend per share on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party (in dollars per share) | $ / shares					$ 5.28
Deemed dividend to aggregate measurement of down round feature					$ 5,930
Series C Preferred Stock [Member] | Cost of Equity [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					0.1038
Series C Preferred Stock [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					0.89
Series C Preferred Stock [Member] | Risk Free Rate [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					0.0423
Series C Preferred Stock [Member] | Treasury Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					5 years
Series C Preferred Stock [Member] | Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input | $ / shares					0.31
Series C Preferred Stock [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					1 year
Series C Preferred Stock [Member] | Level 3 [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					0.87
Series C Preferred Stock [Member] | Level 3 [Member] | Conversion Price [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input					1.18
Series C Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of preferred stock		$ 26,809
Series C Preferred Stock [Member] | Minimum [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares					$ 0.5				$ 0.5
Period after date of original issuance of Series B Preferred Shares that liquidation preference will be established					1 year
Series C Preferred Stock [Member] | Minimum [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term					4 years
Series C Preferred Stock [Member] | Maximum [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares									$ 7.5
Series C Preferred Stock [Member] | Maximum [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term					5 years
Series C Preferred Stock [Member] | Mango [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares		1,314,792
Aggregate liquidation preference		$ 32,870
Payment of dividends on preferred shares					$ 411
Dividends paid per share (in dollars per share) | $ / shares					$ 0.3125
Accrued dividends payable					$ 82
Preferred stock, cash conversion price		$ 4,930